Financial Risk Management (Details)	Sep. 30, 2024	Mar. 31, 2024
Binomial Option Pricing Model [Member]
Financial Risk Management [Line Items]
Risk free rate
Binomial Option Pricing Model [Member] | Bottom of range [member]
Financial Risk Management [Line Items]
Expected volatility of range		55.00%
Binomial Option Pricing Model [Member] | Top of range [member]
Financial Risk Management [Line Items]
Expected volatility of range		61.38%
Black-Scholes Pricing Model [Member] | Bottom of range [member]
Financial Risk Management [Line Items]
Risk free rate
Black-Scholes Pricing Model [Member] | Top of range [member]
Financial Risk Management [Line Items]
Expected volatility of range		55.00%
Capital Management [Member]
Financial Risk Management [Line Items]
Gearing ratio in percentage	89.00%	87.00%